Significant events and debt instruments incurred in the year (Tables)	12 Months Ended
Dec. 31, 2025
Significant events and debt instruments incurred in the year
Schedule Of Amount Offered For Repurchase Of Debt
Notes	Principal amount repurchased	Consideration paid upon repurchased	Interest paid	Premium	Gain/Loss
5.50% Senior notes – 2029	1,347,741	1,228,072	(30,487)	(67,135)	52,534
7.50% Senior notes – 2030	1,600,016	1,572,518	(17,055)	(80,379)	(52,881)
7.25% Senior notes – 2031	1,637,819	1,588,054	(18,008)	(82,112)	(32,347)
5th and 6th Debentures	1,152,469	1,152,469	(52,384)	(17,714)	(17,714)

Schedule of debt incurred
Segment/Type	Date	Incidence of interest	Index	Objective	Funding cost	Value	Maturity

Cosan Corporate
Debentures	03/12/2025	Yearly	CDI + 0.60% p.a.	Capital management	(46,633)	1,500,000	01/27/2029
Debentures	03/12/2025	Yearly	CDI + 0.70% p.a.	Capital management	(13,797)	500,000	03/27/2030
Debentures	03/12/2025	Yearly	CDI + 1.00% p.a.	Capital management	(13,721)	500,000	03/27/2032
Compass
Debentures	01/10/2025	Yearly	DI + spread 0.50% p.a.	Investment	—	410,000	01/07/2027
Debentures	02/18/2025	Six-monthly	IPCA + 7.44% p.a.	Investment	(18,546)	800,000	01/15/2033
Loan 4.131	03/20/2025	Yearly	CDI + 0.78% p.a.	Investment	(859)	350,000	03/20/2026
Institutional Debentures	05/19/2025	Six-monthly	CDI + 0.45% p.a.	Investment	(2,414)	1,500,000	05/15/2028
Debentures 12,431	10/09/2025	Six-monthly	IPCA + 6.80%	Investment	(11,974)	300,000	09/15/2037
Debentures 12,431	10/09/2025	Six-monthly	IPCA + 6.58%	Investment	(32,200)	700,000	09/15/2040
Debentures	11/17/2025	Six-monthly	CDI + 0.45%	Investment	(511)	200,000	11/15/2029
Commercial Note private	11/26/2025	Settlement	CDI + 1.20%	Investment	—	53,900	03/31/2026
BNDES	12/17/2025	Monthly	IPCA + 9.00%	Investment	(1,369)	26,675	09/16/2041
BNDES	12/17/2025	Monthly	Fixed rate	Investment	(105)	215,825	09/16/2041
Rumo
Debentures	03/28/2025	Yearly	IPCA + 7.47% p.a.	Capital management	(17,020)	434,949	03/28/2037
Debentures	03/28/2025	Yearly	IPCA + 7.53% p.a.	Capital management	(63,990)	1,365,051	03/28/2040
Debentures	09/29/2025	Six-monthly	IPCA + 6.58% p.a.	Investment	(46,187)	1,000,000	10/15/2040
Debentures	12/16/2025	Six-monthly	IPCA + 7.40% p.a.	Investment	(12,152)	750,000	12/15/2040
BNDES (Finem)	12/18/2025	Six-monthly	IPCA + 8.81% p.a.	Investment	(1,681)	26,959	09/15/2035
BNDES (Finem)	12/18/2025	Six-monthly	TR + 2.81% p.a.	Investment	(1,681)	26,959	09/15/2035
Moove
Loan 4.131	01/16/2025	Yearly	CDI + 0.50% p.a.	Capital management	—	500,000	01/18/2028
Export credit notes	12/19/2025	Yearly	USD + 4.52% p.a.	Capital management	—	275,700	12/17/2027